Right-of-Use Assets and Lease Liabilities - Schedule of Condensed Consolidated Statements of Financial Position (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Condensed Consolidated Statements Of Financial Position Abstract
Current	$ 187,277	$ 40,245
Non-current	118,632
Total	$ 305,909	$ 40,245	$ 133,279